Pension And Postretirement Benefits (Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations) (Details)	Dec. 31, 2017	Dec. 31, 2016
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Pension Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	23.00%	24.00%
Pension Assets [Member] | Domestic Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	20.00%	20.00%
Pension Assets [Member] | Domestic Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	30.00%	30.00%
Pension Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	41.00%	39.00%
Pension Assets [Member] | Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	35.00%	35.00%
Pension Assets [Member] | Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	45.00%	45.00%
Pension Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	16.00%	15.00%
Pension Assets [Member] | International Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	10.00%	10.00%
Pension Assets [Member] | International Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	20.00%	20.00%
Pension Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	10.00%	11.00%
Pension Assets [Member] | Private Equity Funds [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	4.00%	4.00%
Pension Assets [Member] | Private Equity Funds [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	14.00%	14.00%
Pension Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	10.00%	11.00%
Pension Assets [Member] | Real Assets [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	6.00%	6.00%
Pension Assets [Member] | Real Assets [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	16.00%	16.00%
Pension Assets [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%	0.00%
Pension Assets [Member] | Other Assets [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%	0.00%
Pension Assets [Member] | Other Assets [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	5.00%	5.00%
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Postretirement Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	18.00%	22.00%
Postretirement Assets [Member] | Domestic Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	13.00%	13.00%
Postretirement Assets [Member] | Domestic Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	23.00%	23.00%
Postretirement Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	40.00%	38.00%
Postretirement Assets [Member] | Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	35.00%	35.00%
Postretirement Assets [Member] | Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	45.00%	45.00%
Postretirement Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	15.00%	19.00%
Postretirement Assets [Member] | International Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	10.00%	10.00%
Postretirement Assets [Member] | International Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	20.00%	20.00%
Postretirement Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	2.00%	2.00%
Postretirement Assets [Member] | Private Equity Funds [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%	0.00%
Postretirement Assets [Member] | Private Equity Funds [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	7.00%	7.00%
Postretirement Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	1.00%	1.00%
Postretirement Assets [Member] | Real Assets [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%	0.00%
Postretirement Assets [Member] | Real Assets [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	6.00%	6.00%
Postretirement Assets [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	24.00%	18.00%
Postretirement Assets [Member] | Other Assets [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	20.00%	20.00%
Postretirement Assets [Member] | Other Assets [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	30.00%	30.00%